CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 1,482	$ 1,172	$ 1,353
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	563	480	396
Amortization of deferred loan charges	31	43	23
Amortization of unfavorable contracts	(24)	(39)	(43)
Amortization of favorable contracts	23	13	0
Amortization of mobilization revenue	(96)	(86)	(50)
Impairment loss on marketable securities	10	15	0
Share of results from associated companies loss/ (gain)	420	(48)	(92)
Share-based compensation expense	10	11	16
Gain on disposal of fixed assets	(22)	(26)	(71)
Unrealized (gain)/loss related to derivative financial instruments	261	97	(153)
Non cash gain recognized related to realization of marketable securities	(416)	(43)	(16)
Non cash gain recognized related to loss of control	(540)	0	0
Dividend received from associated company	57	61	41
Deferred income tax expense	(9)	110	2
Unrealized foreign exchange loss/ (gain) on long term interest bearing debt	(5)	(4)	28
Non-cash loss recognized on extinguishment of convertible debt	0	48	0
Non-cash gains recognized on acquisition of subsidiaries	0	(167)	0
Changes in operating assets and liabilities, net of effect of acquisitions
Unrecognized mobilization fees received from customers	58	109	166
Trade accounts receivable	(52)	(163)	(111)
Trade accounts payable	(35)	(15)	(35)
Prepaid expenses/accrued revenue	79	(107)	(71)
Other, net	21	(161)	69
Net cash provided by operating activities	1,816	1,300	1,452
Cash Flows from Investing Activities
Additions to newbuilding	(2,381)	(2,006)	(1,153)
Additions to rigs and equipment	(162)	(362)	(216)
Sale of rigs and equipment	245	55	393
Investment in subsidiaries, net of cash acquired	(26)	(152)	0
Cash deconsolidated upon loss of control in subsidiary	(127)	0	0
Change in margin calls and other restricted cash	(43)	51	344
Investment in associated companies	(287)	(13)	(33)
Proceed from repayment of short term loan to related parties	0	90	115
Short-term loan granted to related parties	0	(160)	(170)
Purchase of marketable securities	(13)	(15)	(263)
Proceeds from realization of marketable securities	161	215	59
Net cash used in investing activities	(2,633)	(2,297)	(924)
Cash Flows from Financing Activities
Proceeds from debt	5,929	3,902	2,407
Repayments of debt	(4,116)	(1,870)	(2,491)
Debt fees paid	(49)	(33)	(43)
Change in current liability related to share forward contracts	0	(12)	(68)
Paid to non-controlling interests	(95)	(292)	(68)
Contribution from non-controlling interests	418	289	0
Purchase of treasury shares	(130)	(42)	0
Proceeds from sale of treasury shares	21	23	9
Dividends paid	(1,440)	(990)	(199)
Proceeds from issuance of equity	0	318	0
Net cash provided by/(used in) financing activities	538	1,293	(453)
Effect of exchange rate changes on cash and cash equivalents	7	(1)	9
Net (decrease)/ increase in cash and cash equivalents	(272)	295	84
Cash and cash equivalents at beginning of the period	755	460	376
Cash and cash equivalents at the end of period	483	755	460
Supplementary disclosure of cash flow information
Interest paid	282	284	231
Taxes paid	$ 188	$ 134	$ 138